Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

6. Property, plant and equipment

	2011	2010	Depreciable Lives
Land	$8,868	$3,321
Office equipment, machinery and other	7,633	8,040	3 – 10 years
Leasehold improvements	3,413	2,810	7 – 15 years
Plant in service	1,487,375	349,411	1 – 45 years

	1,507,289	363,582
Foreign currency translation adjustment	(2,748)	—
Less accumulated depreciation	(116,287)	(91,752)

	$1,388,254	$271,830

        Depreciation expense of $24.3 million, $11.1 million and $11.1 million was recorded for the years ended December 31, 2011, 2010 and 2009, respectively.